TAXES ON INCOME - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income Tax Disclosure [Line Items]
Fixed percentage of federal statutory income tax rate	23.00%	23.00%	23.00%
Operating Loss Carryforwards	$ 705,000
Israel Tax Authority [Member]
Income Tax Disclosure [Line Items]
Fixed percentage of federal statutory income tax rate	23.00%